Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Schedule of Transactions Between Related Parties
For the year ended December 31, 2022 and 2021, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2022	2021
Trade and other receivables	$13,320	$10,794
Investments	24,026	28,982
Deferred revenue	2,095	2,730

Transactions during the year with related party - Weichai Ballard JV	2022	2021
Revenues	$8,115	$35,239
For the year ended December 31, 2022 and 2021, related party transactions and balances with the Corporation's 10% owned equity accounted investee, Synergy Ballard JVCo, were as follows:

Balances with related party - Synergy Ballard JVCo	2022	2021
Trade and other receivables	$99	$99
Investments	—	—
Deferred revenue	—	16

Transactions during the year with related party - Synergy Ballard JVCo	2022	2021
Revenues	$54	$3,441
Corporation Directors and Executive Officers
Key management personnel compensation is comprised of:

	2022	2021
Salaries and employee benefits	$3,416	$3,767
Post-employment retirement benefits	61	74
Termination benefits	247	—
Share-based compensation (note 21)	1,793	2,411
	$5,517	$6,252